ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2025
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31,	December 31,
	2025	2024
	$	$
Opening balance	14,219,544	14,506,089
Change in estimate	(938,376)	(745,776)
Accretion expense	472,838	459,231
Closing balance	13,754,006	14,219,544